Note 16 - Financial Assets and Liabilities (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Deposit in restricted escrow account	[1]	$ 52,878,000
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares		37,900,000	0
Financial liabilities, at fair value		$ 0
Preferred shares, annual return rights, percent		8.00%
Total equity		$ 912,206,000	775,460,000	583,503,000		$ 568,197,000
Issued capital		24,000	22,000
Purchase of interests in associates			7,901,000
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Total equity		(74,992,000)	(3,276,000)	$ (2,776,000)	[2]
StarMaker Inc. [member]
Statement Line Items [Line Items]
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares		4,000,000
Total equity		(4,624,000)	2,448,000
Preferred shares [member] | Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Purchase of interests in associates		12,100,000
Preferred shares [member] | StarMaker Inc. [member]
Statement Line Items [Line Items]
Purchase of interests in associates			30,000,000
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Total equity		500,000,000
Opay Digital Services Limited [member] | Preferred shares [member]
Statement Line Items [Line Items]
Issued capital		46,000,000
StarMaker Inc. [member]
Statement Line Items [Line Items]
Total equity		155,000,000
StarMaker Inc. [member] | Preferred shares [member]
Statement Line Items [Line Items]
Issued capital		$ 34,000,000	$ 30,000,000
Opay Digital Services Limited [member] | Bottom of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM		5.00%
Opay Digital Services Limited [member] | Top of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM		15.00%
StarMaker Inc. [member] | Bottom of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM		25.00%
StarMaker Inc. [member] | Top of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM		35.00%
India 1 [member] | Short term loans [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 42,247,000

[1]	As of December 31, 2019, the Group had transferred US$52,878 thousand into the escrow account as collateral for a credit facility. See Note 19 for more information.
[2]	Period from November 1 to December 31, 2017.